Segment Information - Summary of Products and Services Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total	kr 271,546	kr 232,314	kr 232,390
Services [member]
Disclosure of operating segments [line items]
Total	97,522	80,117	86,204
Operating segments [member]
Disclosure of operating segments [line items]
Total	271,546	232,314	232,390
Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	174,024	152,197	146,186
Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	97,522	80,117	86,204
Networks [member]
Disclosure of operating segments [line items]
Total	193,468	167,838	165,978
Networks [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	193,468	167,838	165,978
Networks [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	147,997	128,951	122,229
Networks [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	45,471	38,887	43,749
Cloud Software and Services [Member]
Disclosure of operating segments [line items]
Total	60,524	56,224	59,597
Cloud Software and Services [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	60,524	56,224	59,597
Cloud Software and Services [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	21,105	19,267	20,317
Cloud Software and Services [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	39,419	36,957	39,280
Enterprise [Member]
Disclosure of operating segments [line items]
Total	15,380	6,236	4,792
Enterprise [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	15,380	6,236	4,792
Enterprise [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	4,923	3,955	3,735
Enterprise [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	10,457	2,281	1,057
Other [Member]
Disclosure of operating segments [line items]
Total	2,174	2,016	2,023
Other [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	2,174	2,016	2,023
Other [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	(1)	24	(95)
Other [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	kr 2,175	kr 1,992	kr 2,118